WARRANT LIABILITY	9 Months Ended
Sep. 30, 2023
Warrant Liability
WARRANT LIABILITY

NOTE 18 – WARRANT LIABILITY

The warrant liability is derived from warrants issued as debt warrants in Note 14, public warrants and placement warrants.

As of September 30, 2023, the total fair value of the warrant liability was $552,032.

The following table provides a reconciliation of the warrants measured at fair value using Level 1 inputs:

Public warrants
Balance at January 1, 2023	$-
Additions	-
Transfer from Level 2	603,750
Change in fair value	(362,250)
Ending Balance, September 30, 2023	$241,500

The Black-Scholes model with the following assumptions inputs:

Volatility	124.00%
Risk-free rate	5.18%
Stock price	0.12
Expected life	4.35 – 4.65 years

The following table provides a reconciliation of the warrants measured at fair value using Level 2 inputs:

	Public warrants	Placement warrants	Debt warrants
Balance at January 1, 2023	$-	-	-
Additions	603,750	39,463	1,812,253
Transfer to Level 1	(603,750)	-	-
Change in fair value	-	(23,310)	(1,517,874)
Ending Balance, September 30, 2023	$-	16,153	294,379

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining contractual life
Outstanding at December 31, 2022	-	$-	-
Granted	13,109,969	8.31	4.68
Outstanding at September 30, 2023	13,109,969	$8.31	4.68